Other Financial Assets	12 Months Ended
Dec. 31, 2017
Other Financial Assets
Other Financial Assets

(12) Other Financial Assets

Other Financial Assets

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Loans and other financial receivables	793	260	1,054	834	266	1,100
Debt investments	39	0	39	195	0	195
Equity investments	0	827	827	1	952	953
Available-for-sale financial assets	39	827	865	196	952	1,148
Derivatives	158	36	194	94	102	196
Investments in associates	0	32	32	0	38	38
Total	990	1,155	2,145	1,124	1,358	2,482

Loans and Other Financial Receivables

Loans and other financial receivables mainly consist of time deposits, investments in pension assets for which the corresponding liability is included in employee-related obligations (see Note (17c)), other receivables, and loans to employees and third parties. The major part of our loans and other financial receivables is concentrated in Germany.

As at December 31, 2017, there were no loans and other financial receivables past due but not impaired. We have no indications of impairments of loans and other financial receivables that are not past due and not impaired as at the reporting date. For general information about financial risk and the nature of risk, see Note (24).

Available-for-Sale Financial Assets

Our available-for-sale financial assets consist of debt investments in bonds of mainly financial and non-financial corporations and municipalities, and equity investments in listed and unlisted securities, mainly held in the United States.

For more information about fair value measurement with regard to our equity investments, see Note (26).

Derivatives

Detailed information about our derivative financial instruments is presented in Note (25).